Commodity risk management contracts	12 Months Ended
Dec. 31, 2024
Commodity risk management contracts
Commodity risk management contracts

Note 8     Commodity risk management contracts

The Group has entered into derivative financial instruments to manage its exposure to oil price risk. These derivatives are zero-premium collars and were placed with major financial institutions and commodity traders. The Group entered into the derivatives under ISDA Master Agreements and Credit Support Annexes, which provide credit lines for collateral posting thus alleviating possible liquidity needs under the instruments and protect the Group from potential non-performance risk by its counterparties.

The Group’s derivatives that hedge cash flows from the sales of crude oil for periods through December 31, 2022, were accounted for as non-hedge derivatives and therefore all changes in the fair values of these derivative contracts were recognized immediately as gains or losses in the results of the periods in which they occurred as part of the ‘Commodity risk management contracts’ line item in the Consolidated Statement of Income.

The table below summarizes the results on non-hedge derivative commodity risk management contracts:

	2024	2023	2022
Realized loss on commodity risk management contracts	—	—	(83,244)
Unrealized gain on commodity risk management contracts	—	—	13,023
	—	—	(70,221)

The Group’s derivatives that hedge cash flows from the sales of crude oil for periods from January 1, 2023, onwards are designated and qualify as cash flow hedges. The effective portion of changes in the fair values of these derivative contracts are recognized in ‘Other Reserves’ within ‘Equity’. The gain or loss relating to the ineffective portion, if any, is recognized immediately as gains or losses in the results of the periods in which they occur. The amount accumulated in ‘Other Reserves’ is reclassified to profit or loss as a reclassification adjustment in the same period or periods during which the hedged cash flows affect profit or loss as part of the ‘Revenue’ line item in the Consolidated Statement of Income.

The following table presents the Group’s production hedged during the year ended December 31, 2024, and for the following periods as a consequence of the derivative contracts in force as of December 31, 2024:

Period	Reference	Type	Volume (bbl/d)	Weighted average price (US$/bbl)
January 1, 2024 - March 31, 2024	ICE BRENT	Zero Premium Collars	8,500	65.59 Put 92.04 Call
April 1, 2024 - June 30, 2024	ICE BRENT	Zero Premium Collars	9,000	67.50 Put 96.99 Call
July 1, 2024 - August 31, 2024	ICE BRENT	Zero Premium Collars	9,000	67.22 Put 99.36 Call
September 1, 2024 - September 30, 2024	ICE BRENT	Zero Premium Collars	14,500	68.28 Put 95.13 Call
October 1, 2024 - December 31, 2024	ICE BRENT	Zero Premium Collars	13,500	70.00 Put 92.26 Call
January 1, 2025 - March 31, 2025	ICE BRENT	Zero Premium Collars	19,500	69.79 Put 82.48 Call
April 1, 2025 - June 30, 2025	ICE BRENT	Zero Premium Collars	19,000	69.26 Put 79.02 Call
July 1, 2025 - August 31, 2025	ICE BRENT	Zero Premium Collars	11,000	69.09 Put 78.25 Call
September 1, 2025 - September 30, 2025	ICE BRENT	Zero Premium Collars	4,000	69.00 Put 77.38 Call